Fair Value of Options Measured based on Black-Scholes Option Pricing Model, Stock Options Granted by Red 5 (Detail) - Stock options and ordinary shares granted by Red 5	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.78%
Risk-free interest rate, maximum	5.00%
Expected dividend yield	0.00%
Volatility, minimum	38.89%
Volatility, maximum	69.36%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years